Annual Total Returns [BarChart] - Pioneer Equity Income Fund - Class A	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	6.40%
Annual Return 2012	9.79%
Annual Return 2013	28.89%
Annual Return 2014	12.82%
Annual Return 2015	0.27%
Annual Return 2016	19.15%
Annual Return 2017	14.95%
Annual Return 2018	(8.89%)
Annual Return 2019	25.44%
Annual Return 2020	(0.20%)